Capital and Financial Risk Management - Summary of Net Debt and Capital Reserves (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Capital And Net Debt [abstract]
Capital and reserves attributable to the Company's equity holders	$ 19,656	$ 19,028	[1]	$ 18,350	[1]
Net debt	5,941	7,532		$ 7,998		$ 6,953
Capital and net debt	$ 25,597	$ 26,560

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.